Income Taxes - Reconciliation of the Differences (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income (loss) before income tax		¥ 508,247	$ 77,892	¥ (365,687)	¥ 1,269,723
Income tax expense computed at the PRC statutory tax rate of 25%		127,062	19,473	(91,423)	317,431
Effect of different tax rates in different jurisdictions		(150,466)	(23,060)	(178,059)	(192,671)
Effect of tax holiday and preferential tax rates		18,671	2,861	84,520	(61,434)
Research and development super-deduction		(46,153)	(7,073)	(105,443)	(90,521)
Non-taxable income	[1]	(44,177)	(6,770)	(15,804)	(46,031)
Non-deductible expenses	[2]	21,681	3,323	165,580	22,561
Effect of change in tax rate				(7,991)	1,176
Outside basis difference on investment		(17,482)	(2,679)	(30,681)	41,386
Withholding tax and others		97,270	14,907	(5,470)	55,712
Changes in valuation allowance		90,684	13,898	192,675	69,391
Income tax expenses		¥ 97,090	$ 14,880	¥ 7,904	¥ 117,000

[1]	Non-taxable income mainly consists of gains on disposal of subsidiaries and long-term investments that are not subject to tax under the tax laws of different jurisdictions.
[2]	Non-deductible expenses mainly consist of share-based compensation expenses, entertainments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.